ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
5.
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

Accounts receivable consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable:
Receivables for loan referral service from institutional funding partners	315,895	1,313,288
Less: allowance for credit losses	—	(2,539)
Total accounts receivable	315,895	1,310,749

The movement of allowance for uncollectible receivables for the years ended December 31, 2020, 2021and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	60,679	—	—
Current year credit losses	49,231	—	2,539
Current year write off	(109,910)	—	—
Balance at end of the year	—	—	2,539

Contract assets consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Contract assets	186,536	421,469
Less: Allowance for credit losses	—	—
Contract assets, net	186,536	421,469